INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2019
INCOME AND SOCIAL CONTRIBUTION TAXES
INCOME AND SOCIAL CONTRIBUTION TAXES

12.INCOME AND SOCIAL CONTRIBUTION TAXES

The Company and its wholly-owned subsidiaries located in Brazil are subject to the tax regime based on taxable income. The wholly-owned subsidiaries located abroad are taxed in their respective jurisdictions, according to local regulations.

In Brazil, the Law nº. 12,973/14 revoked article 74  of Provisional Measure nº.2,158/01 and determines that the parcel of the adjustment of the value of the investment in wholly-owned subsidiary, direct and indirect, located abroad, equivalent to the profit earned by it before income tax, except for exchange rate variation, must be added in the determination of taxable income and the social contribution calculation basis of the controlling entity located in Brazil, at the each year ended.

Management’s Company believes on the validity of the provisions of international treaties entered into Brazil to avoid double taxation. In order to guarantee its right to non-double taxation, the Company filed a lawsuit in Abril 2019, which aims at a non-double taxation, in Brazil, of profit earned by its wholly-owned subsidiary located in Austria, according to Law n°. 12,973/14. Due to the preliminary injunction granted in favor of the Company in the records of the aforementioned lawsuit, the Company decided to not to add the profit from Suzano International Trading GmbH, located in Austria, in determining of taxable income and social contribution basis of the net profit of the Company for the year 2019. There is no provision for tax related to the profit of such wholly-owned subsidiary in 2019.

12.1.Deferred income and social contribution taxes

	December 31,	December 31,
	2019	2018

Tax loss carryforwards	600,249	310,293
Negative tax base	146,346	6,627
Provision for judicial liabilities	265,571	101,667
Operating provisions and other losses	933,818	286,616
Exchange rate variation - Taxation on a cash basis	2,001,942	534,093
Losses on derivatives	618,427	291,254
Fair value adjustment on business combination – Amortization	713,656	5,327
Unrealized profit on inventories	293,322	227,830
Lease	2,922	6,196
Other temporary differences	—	4,056
Assets temporary differences	5,576,253	1,773,959

Goodwill - Tax benefit on unamortized goodwill	216,857	13,161
Property, plant and equipment - deemed cost adjustment	1,506,220	1,552,579
Accelerated tax depreciation	1,113,200	1,196,182
Borrowing cost	104,549	—
Fair value of biologic assets	53,502	—
Tax provision on results of subsidiaries abroad	463,850	—
Fair value adjustment on business combination with Fibria – Deferred taxes, net	502,347	—
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis)	43,559	—
Other temporary differences	17,004	41,172
Liabilities temporary differences	4,021,088	2,803,094

Non-current assets	2,134,040	8,998
Non-current liabilities	578,875	1,038,133

Except for tax loss carryforwards, the negative basis of social contribution and accelerated depreciation are only achieved by the Income Tax (“IRPJ”), other tax bases were subject to both taxes.

The breakdown of accumulated tax losses and social contribution tax loss carryforwards is set forth below:

	December 31,	December 31,
	2019	2018
Tax loss carry forward	2,400,998	1,241,172
Social contribution tax loss carryforward	1,626,064	73,633

The rollforward of net balance of deferred income tax is set for the below:

	December 31,	December 31,
	2019	2018
Beginning balance	(1,029,135)	(1,787,354)
Business combination with Fibria (1)	1,034,842	—
Tax loss	270,559	(264,955)
Tax loss carryforwards	139,719	(23,203)
(Reversal)/provision for judicial liabilities	31,262	(1,964)
Operating provisions and other losses	(21,757)	82,785
Exchange rate variation - Taxation on a cash basis	552,421	451,300
Derivative losses	319,860	390,198
Fair value adjustment on business combination – Amortization	699,527	5,327
Unrealized profit on inventories	65,492	124,454
Lease	(3,274)	69
Adjustment to present value		174
Tax benefit on unamortized goodwill	(203,696)	(3,098)
Property, plant and equipment - Deemed cost	46,359	51,408
Accelerated depreciation	82,982	(13,067)
Borrowing cost	44,727	(23,145)
Fair value of biological assets	(60,778)	(22,307)
Tax provision on results of subsidiaries abroad	(351,485)	—
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis)	(43,559)	—
Other temporary differences	(18,901)	4,243
Ending balance	1,555,165	(1,029,135)

1)	Business combination with Fibria and its subsidiaries held on January 3, 2019, Note 1.2.1.

12.2.Reconciliation of the effects of income tax and social contribution on profit or loss

	December 31,	December 31,
	2019	2018

Net income (loss) before taxes	(4,097,203)	165,298
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	1,393,049	(56,201)

Tax effect on permanent differences:
Taxation (difference) on profit of subsidiaries abroad (1)	(24,933)	(97,439)
Tax incentive - Reduction SUDENE	—	261,910
Equity method	10,878	2,576
Thin capitalisation	(95,003)	(2,553)
Credit related to Reintegra Program	4,515	37,627
Tax incentives applied to income tax (2)	18,919	20,505
Unrealized profit on operations with subsidiaries	—	16,786
Director bonus	(43,913)	—
Other	18,949	(28,695)
	1,282,461	154,516
Income tax
Current	(220,311)	(300,438)
Deferred	1,093,200	604,190
	872,889	303,752
Social Contribution
Current	(25,799)	(286,130)
Deferred	435,371	136,894
	409,572	(149,236)

Income and social contribution benefits (expenses) on the year	1,282,461	154,516

Effective rate of income and social contribution tax expenses	31%	(93.5)%
1)	The effect of the difference in taxation of subsidiaries is substantially due to the difference between the nominal rates of Brazil and subsidiaries abroad.
2)	Income tax deduction amount referring to the use of the PAT (“Worker Feeding Program”) benefit and donations made in cultural and sports projects.

12.3.Tax incentives

Company has a tax incentive for the partial reduction of the income tax obtained by the operations carried out in areas of the Northeast Development Superintendency (“SUDENE”) in the Mucuri (BA) and Imperatriz (MA) regions. The IRPJ reduction incentive is calculated based on the activity profit (exploitation profit) and considers the allocation of the operating profit by the incentive production levels for each product. The incentive of lines 1 and 2 of Mucuri (BA) facility expire, respectively, in 2024 and 2027 and Imperatriz facility expire in 2024.